UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

April 30, 2019

MFS-QTLY-0619
1.800343.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 31.6%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.61% 5/7/19, VRDN (a)(b)	$6,800,000	$6,800,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.61% 5/7/19, VRDN (a)(b)	400,000	400,000
Series 2002, 2.48% 5/7/19, VRDN (a)(b)	4,700,000	4,700,000
		5,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 2.5% 5/7/19, VRDN (a)(b)	2,400,000	2,400,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 2.52% 5/7/19, VRDN (a)(b)	2,900,000	2,900,000
Series 2003 B, 2.54% 5/7/19, VRDN (a)(b)	400,000	400,000
		3,300,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.4% 5/7/19, VRDN (a)	1,600,000	1,600,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	4,500,000	4,500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	300,000	300,000
		6,400,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 2.35% 5/7/19, VRDN (a)(b)	900,000	900,000
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.57% 5/7/19, VRDN (a)	5,280,000	5,280,000
Series 2010 B1, 2.45% 5/7/19, VRDN (a)	11,600,000	11,600,000
		16,880,000
Massachusetts - 28.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 2.31% 5/7/19, LOC Citibank NA, VRDN (a)	14,850,000	14,850,000
Series 2010 A2, 2.25% 5/7/19, LOC Barclays Bank PLC, VRDN (a)	17,905,000	17,905,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 2.33% 5/7/19, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	11,600,000	11,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 2.28% 5/7/19, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Boston Univ. Proj.):
Series U-6E, 2.25% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	9,270,000	9,270,000
Series U3, 2.23% 5/7/19, LOC Northern Trust Co., VRDN (a)	15,950,000	15,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 2.31% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,695,000	11,695,000
(Clark Univ. Proj.) 2.35% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	28,710,000	28,710,000
(College of the Holy Cross Proj.) Series 2008 A, 2.15% 5/1/19, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 2.4% 5/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,570,000	1,570,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 2.31% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	7,710,000	7,710,000
Series 2008 B, 2.31% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	3,545,000	3,545,000
(Wilber School Apts. Proj.) Series 2008 A, 2.44% 5/7/19, LOC Bank of America NA, VRDN (a)	7,985,000	7,985,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 2.39% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	130,000	130,000
Series 2006, 2.37% 5/7/19, LOC PNC Bank NA, VRDN (a)	22,195,000	22,195,000
Series 2010, 2.32% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,315,000	6,315,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 2.27% 5/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,000,000	11,000,000
Series 2001 C, 2.3% 5/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	23,885,000	23,885,000
Series 2006 A, 2.25% 5/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,300,000	11,300,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 2.31% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	25,500,000	25,500,000
Series 2009 J2, 2.2% 5/1/19, LOC JPMorgan Chase Bank, VRDN (a)	260,000	260,000
Series 2009 K, 2.31% 5/7/19, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Harvard Univ. Proj.) Series Y, 2.31% 5/7/19, VRDN (a)	1,000,000	1,000,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 2.31% 5/7/19, VRDN (a)	43,275,000	43,275,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 2.39% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	34,020,000	34,020,000
(Williams College Proj.) Series I, 2.29% 5/7/19, VRDN (a)	9,976,000	9,976,000
Series 2009 O-1, 2.37% 5/7/19, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	13,385,000	13,385,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 2.31% 5/7/19, LOC Bank of America NA, VRDN (a)	16,220,000	16,220,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 2.38% 5/7/19, LOC TD Banknorth, NA, VRDN (a)(b)	24,695,000	24,695,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 2.4% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	500,000	500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 2.51% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,700,000	2,700,000
Series 2002 C, 2.2% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	400,000	400,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 2.25% 5/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	79,220,000	79,220,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 2.34% 5/7/19, LOC Freddie Mac, VRDN (a)	5,855,000	5,855,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 2.4% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		529,721,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.61% 5/7/19, VRDN (a)(b)	3,700,000	3,700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.48% 5/7/19, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 2.61% 5/7/19, VRDN (a)(b)	200,000	200,000
Series A, 2.4% 5/7/19, VRDN (a)(b)	420,000	420,000
		620,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 2.61% 5/7/19, VRDN (a)(b)	100,000	100,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 2.3% 5/7/19, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.56% 5/7/19, VRDN (a)(b)	5,000,000	5,000,000
		5,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $582,321,000)		582,321,000

Tender Option Bond - 39.1%
California - 0.6%
Dignity Health Participating VRDN Series DBE 80 11, 2.5% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	10,600,000	10,600,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,085,000	2,085,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,300,000	1,300,000
Massachusetts - 37.4%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, 2.43%, tender 5/9/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,400,000	3,400,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,400,000	2,400,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	2,088,000	2,088,000
Series Clipper 09 30, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, 2.3% 5/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	35,040,000	35,040,000
Series Floaters XF 06 10, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,900,000	2,900,000
Series Floaters XF 26 06, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,400,000	2,400,000
Series Floaters ZF 25 67, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,300,000	3,300,000
Series Floaters ZF 25 68, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,865,000	4,865,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,600,000	12,600,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,135,000	9,135,000
Series 2016 XM0136, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(f)	2,650,000	2,650,000
Series 2016 XM0137, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,765,000	4,765,000
Series Floaters 004, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	17,095,000	17,095,000
Series Floaters E 130, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	16,800,000	16,800,000
Series Floaters XF 26 07, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,600,000	3,600,000
Series Floaters XF 27 05, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,740,000	4,740,000
Series Floaters YX 10 74, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200,000	2,200,000
Series Floaters ZF 07 60, 2.35% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,135,000	2,135,000
Series Floaters ZF 27 22, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	8,600,000	8,600,000
Series Floaters ZM 05 72, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000,000	4,000,000
Series MS 3373, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,100,000	7,100,000
Series MS 3389X, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,500,000	2,500,000
Series ROC II R 11999X, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,785,000	6,785,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 2.39% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	13,055,000	13,055,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300,000	1,300,000
Series Clipper 09 37, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,075,000	36,075,000
Series Clipper 09 67, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	46,970,000	46,970,000
Series Clipper 09 69, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	38,156,000	38,156,000
Series Floaters E 116, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,540,000	19,540,000
Series Floaters G4, 2.32% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,500,000	19,500,000
Series Floaters G9, 2.32% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,700,000	5,700,000
Series Floaters XF 05 28, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,190,000	1,190,000
Series Floaters XF 05 30, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,865,000	4,865,000
Series Floaters XF 25 65, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	12,750,000	12,750,000
Series Floaters XF 25 74, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,700,000	3,700,000
Series Floaters XF 27 06, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	15,800,000	15,800,000
Series Floaters XM 03 72, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,650,000	6,650,000
Series Floaters XM 04 28, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500,000	7,500,000
Series Floaters XM 07 10, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,125,000	3,125,000
Series Floaters ZF 26 93, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	13,400,000	13,400,000
Series Floaters ZF 26 95, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,900,000	5,900,000
Series Floaters ZM 05 79, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,235,000	2,235,000
Series Spears DB 80 15, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	10,195,000	10,195,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series Clipper 09 39, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	15,450,000	15,450,000
Series Floaters XF 00 47, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600,000	9,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,000,000	10,000,000
Series EGL 14 C031A, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	13,875,000	13,875,000
Series EGL 15 0004, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	45,460,000	45,460,000
Series EGL 15 001, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	32,710,000	32,710,000
Series EGL 15 002, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	47,600,000	47,600,000
Series EGL 15 003, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	35,340,000	35,340,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 2.48%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	4,000,000	4,000,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,200,000	2,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series Floaters XF 25 02, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,450,000	3,450,000
Series Floaters XF 27 01, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,200,000	1,200,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,615,000	4,615,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,170,000	4,170,000
Series XL 0042, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	8,380,000	8,380,000
		689,739,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.42% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	300,000	300,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
		400,000
Pennsylvania - 0.0%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
		200,000
Texas - 0.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	400,000	400,000
Utah - 0.9%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	16,100,000	16,100,000
TOTAL TENDER OPTION BOND
(Cost $720,824,000)		720,824,000

Other Municipal Security - 23.9%
Massachusetts - 23.6%
Avon Gen. Oblig. BAN Series 2018, 3% 9/26/19	6,200,000	6,224,732
Billerica Gen. Oblig. BAN Series 2018:
3% 6/28/19	2,600,000	2,604,664
3% 9/27/19	2,374,000	2,382,085
Bourne Gen. Oblig. BAN Series 2018, 3.25% 11/15/19	3,509,042	3,531,218
Brookline Gen. Oblig. BAN Series 2019, 3% 3/27/20	2,300,000	2,327,210
Chicopee Gen. Oblig. BAN Series 2018, 3% 8/22/19	5,296,000	5,312,443
Falmouth Gen. Oblig. BAN Series 2019, 3% 2/4/20	8,500,000	8,579,159
Franklin Gen. Oblig. BAN:
Series 2018, 3% 5/17/19	3,300,000	3,301,661
Series 2019, 3% 5/15/20 (g)	1,100,000	1,112,925
Gloucester Gen. Oblig. BAN Series 2018 B, 3% 9/20/19	6,200,000	6,224,840
Grafton Gen. Oblig. BAN Series 2019, 2.75% 5/15/20 (g)	4,200,000	4,245,444
Lexington Gen. Oblig. BAN Series 2019, 3% 2/14/20	4,371,300	4,414,475
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 5% 7/1/19	8,700,000	8,744,299
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds:
Series 2010 C, 5% 7/1/19	3,465,000	3,483,144
Series B, 5.25% 7/1/19	2,135,000	2,147,511
Massachusetts Clean Wtr. Trust Bonds Series 14, 5% 8/1/19 (Pre-Refunded to 8/1/19 @ 100)	1,775,000	1,788,452
Massachusetts Dev. Fin. Agcy. Series 5, 1.68% 7/29/19, LOC TD Banknorth, NA, CP	2,300,000	2,300,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series B, 1.85% tender 5/2/19 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	18,800,000	18,800,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2009, 5.75% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	6,400,000	6,440,756
Series 2015 O3, SIFMA Municipal Swap Index + 0.480% 2.78%, tender 1/29/20 (a)(h)	1,600,000	1,601,510
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2012 J, 5% 7/1/19 (b)	1,150,000	1,155,373
Series 2013, 5% 7/1/19 (b)	4,730,000	4,753,964
Massachusetts Gen. Oblig.:
Bonds:
Series 2014, 3% 7/1/19	1,680,000	1,682,996
Series 2017 B, 2.9% 2/1/20 (a)(h)	2,580,000	2,582,721
RAN:
Series 2018 B, 4% 5/23/19	17,800,000	17,822,133
Series 2018 C, 4% 6/20/19	1,500,000	1,504,213
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.) Series 2010 J1, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	3,535,000	3,553,896
Series 2008 H1:
1.6% tender 6/6/19, CP mode	4,500,000	4,500,000
1.83% tender 6/3/19, CP mode	6,900,000	6,900,000
Series 2010 J1, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	3,995,000	4,015,615
Series H1, 1.83% tender 6/5/19, CP mode	8,500,000	8,500,000
Series 2019:
1.75% 10/2/19, CP	10,400,000	10,400,000
1.75% 10/10/19, CP	28,000,000	28,000,000
1.77% 7/9/19, CP	15,100,000	15,100,000
Massachusetts Port Auth. Rev.:
Bonds Series 2019 A, 3% 7/1/19 (b)	3,310,000	3,317,067
Series 12A:
1.67% 8/7/19, LOC TD Banknorth, NA, CP	10,800,000	10,800,000
1.75% 6/13/19, LOC TD Banknorth, NA, CP	6,200,000	6,200,000
Series 12B:
1.65% 5/9/19, LOC TD Banknorth, NA, CP (b)	10,000,000	10,000,000
1.78% 6/6/19, LOC TD Banknorth, NA, CP (b)	15,000,000	15,000,000
1.78% 6/13/19, LOC TD Banknorth, NA, CP (b)	16,000,000	16,000,000
Series 2012 B, 1.7% 8/7/19, LOC TD Banknorth, NA, CP (b)	18,800,000	18,800,000
Massachusetts Spl. Oblig. Rev. Bonds Series 2005 A, 5.5% 6/1/19	1,700,000	1,705,118
Massachusetts State College Bldg. Auth. Rev. Bonds Series 2009 A, 5.5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	245,000	245,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series B1, 5% 8/1/19	12,380,000	12,474,822
Series 99:
1.86% 5/2/19, LOC State Street Bank & Trust Co., Boston, CP	17,000,000	17,000,000
1.86% 5/9/19, LOC State Street Bank & Trust Co., Boston, CP	17,000,000	17,000,000
Medford Gen. Oblig. BAN Series 2019, 3% 7/19/19	2,000,000	2,004,358
Middleborough Gen. Oblig. BAN Series 2019, 3% 10/4/19	5,000,000	5,021,370
Millis Gen. Oblig. BAN Series 2018, 3% 11/1/19	3,300,000	3,315,814
Nantucket Gen. Oblig. BAN:
Series 2018 A, 3% 5/24/19	1,883,447	1,884,850
Series B, 3% 5/24/19	4,179,934	4,182,772
North Middlesex Reg'l. School District BAN Series 2019, 3% 2/5/20	11,500,000	11,603,922
Orleans Gen. Oblig. Anticipation Notes BAN Series 2019, 3% 2/7/20	4,200,000	4,238,883
Revere Gen. Oblig. BAN Series 2019, 2.75% 4/9/20	7,185,500	7,259,859
Salisbury Gen. Oblig. BAN Series 2018, 3% 9/13/19	3,308,000	3,320,833
Shrewsbury Gen. Oblig. BAN Series 2018, 3% 7/19/19	3,500,000	3,507,134
Somerville Gen. Oblig. BAN Series 2018, 3% 6/7/19	14,700,000	14,716,331
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19	6,105,000	6,105,000
Topsfield Gen. Oblig. BAN:
Series 2018, 3% 5/10/19	6,562,292	6,564,119
Series 2019, 2.5% 11/22/19 (g)	1,658,292	1,665,290
Town of Rowley Gen. Oblig. BAN Series 2019, 2.75% 5/8/20 (g)	2,500,000	2,524,925
Waltham Gen. Oblig. BAN:
Series 2018, 3% 6/27/19	3,400,000	3,405,995
Series 2019, 3% 6/27/19	10,550,000	10,567,093
Westfield Gen. Oblig. BAN:
Series 2018 A, 3% 6/14/19	2,700,000	2,703,577
Series 2018, 3% 10/31/19	3,720,000	3,737,178
Winchester Gen. Oblig. BAN Series 2018, 2.75% 6/27/19	2,100,000	2,102,720
		435,011,469
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.55%, tender 11/26/19 (a)(h)	100,000	100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 2.3% tender 5/7/19, CP mode (b)	600,000	600,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.426%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(h)	2,300,000	2,300,194
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.396%, tender 5/21/19 (Liquidity Facility Royal Bank of Canada) (a)(h)	1,700,000	1,700,176
TOTAL OTHER MUNICIPAL SECURITY
(Cost $439,711,839)		439,711,839
	Shares	Value

Investment Company - 5.7%
Fidelity Municipal Cash Central Fund, 2.34%(i)(j)
(Cost $105,497,350)	105,493,773	105,497,350
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,848,354,189)		1,848,354,189
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,707,672)
NET ASSETS - 100%		$1,843,646,517

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,985,000 or 0.4% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,650,000 or 0.1% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$2,085,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	12/18/18 - 3/25/19	$400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	11/21/18 - 3/4/19	$1,300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 2.48%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$4,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	4/30/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$411,787
Total	$411,787

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

April 30, 2019

SMA-QTLY-0619
1.800350.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 42.5%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 2.4% 5/7/19, VRDN (a)	$900,000	$900,000
West Jefferson Indl. Dev. Series 2008, 2.4% 5/7/19, VRDN (a)	2,000,000	2,000,000
		2,900,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 2.33% 5/7/19, VRDN (a)	2,250,000	2,250,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 2.39% 5/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	6,100,000	6,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.58% 5/7/19, VRDN (a)	100,000	100,000
Series 1999 A, 2.47% 5/7/19, VRDN (a)	200,000	200,000
		300,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. (Latin School Proj.) Series 2005 B, 2.3% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	590,000	590,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 2.41% 5/7/19, VRDN (a)	1,400,000	1,400,000
Series I, 2.41% 5/7/19, VRDN (a)	800,000	800,000
		2,200,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 2.4% 5/7/19, VRDN (a)	1,500,000	1,500,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	300,000	300,000
(Western Resources, Inc. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	3,900,000	3,900,000
		5,700,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.57% 5/7/19, VRDN (a)	3,100,000	3,100,000
Series 2010 B1, 2.45% 5/7/19, VRDN (a)	4,080,000	4,080,000
		7,180,000
Massachusetts - 40.6%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 2.28% 5/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,500,000	9,500,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 2.31% 5/7/19, LOC Citibank NA, VRDN (a)	35,350,000	35,350,000
Series 2010 A2, 2.25% 5/7/19, LOC Barclays Bank PLC, VRDN (a)	39,075,000	39,075,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 2.28% 5/7/19, LOC Bank of America NA, VRDN (a)	16,685,000	16,685,000
(Boston Univ. Proj.):
Series U-6C, 2.15% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	6,300,000	6,300,000
Series U-6E, 2.25% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	21,750,000	21,750,000
Series U3, 2.23% 5/7/19, LOC Northern Trust Co., VRDN (a)	33,950,000	33,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 2.31% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,105,000	3,105,000
(Clark Univ. Proj.) 2.35% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	4,805,000	4,805,000
(College of the Holy Cross Proj.) Series 2008 A, 2.15% 5/1/19, LOC Bank of America NA, VRDN (a)	22,355,000	22,355,000
(ISO New England, Inc. Proj.) Series 2005, 2.4% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	22,165,000	22,165,000
(Wilber School Apts. Proj.) Series 2008 A, 2.44% 5/7/19, LOC Bank of America NA, VRDN (a)	1,185,000	1,185,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 2.39% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	34,760,000	34,760,000
Series 2006:
2.37% 5/7/19, LOC PNC Bank NA, VRDN (a)	2,945,000	2,945,000
2.4% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	2,975,000	2,975,000
Series 2010, 2.32% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	920,000	920,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 2.36% 5/7/19 (Liquidity Facility Citibank NA), VRDN (a)	48,675,000	48,675,000
Series 2000 B, 2.27% 5/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	29,390,000	29,390,000
Series 2001 C, 2.3% 5/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,510,000	11,510,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 2.33% 5/7/19, VRDN (a)	19,740,000	19,740,000
Series 2005 J1, 2.33% 5/7/19, VRDN (a)	28,950,000	28,950,000
Series 2005 J2, 2.22% 5/1/19, VRDN (a)	8,055,000	8,055,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 2.31% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	19,500,000	19,500,000
Series 2009 J2, 2.2% 5/1/19, LOC JPMorgan Chase Bank, VRDN (a)	20,570,000	20,570,000
Series 2009 K, 2.31% 5/7/19, LOC Bank of America NA, VRDN (a)	11,745,000	11,745,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 2.27% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	19,795,000	19,795,000
(Boston Univ. Proj.) Series H, 2.35% 5/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)	19,020,000	19,020,000
(Harvard Univ. Proj.) Series Y, 2.31% 5/7/19, VRDN (a)	37,090,000	37,090,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 2.24% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	615,000	615,000
Series 2009 C, 2.24% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	10,270,000	10,270,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 2.2% 5/7/19, VRDN (a)	55,295,000	55,295,000
Series 2001 J2, 2.31% 5/7/19, VRDN (a)	24,200,000	24,200,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 2.39% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	8,605,000	8,605,000
(Williams College Proj.):
Series I, 2.29% 5/7/19, VRDN (a)	9,110,000	9,110,000
Series J, 2.31% 5/7/19, VRDN (a)	22,461,000	22,461,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 2.31% 5/7/19, LOC Bank of America NA, VRDN (a)	1,875,000	1,875,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 2.4% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	3,900,000	3,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.3% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	1,390,000	1,390,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 2.51% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,300,000	1,300,000
Series 2002 C, 2.2% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	19,070,000	19,070,000
Series 2008 C2, 2.11% 5/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,815,000	8,815,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 2.25% 5/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	76,975,000	76,975,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 2.34% 5/7/19, LOC Freddie Mac, VRDN (a)	3,360,000	3,360,000
		779,106,000
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.32% 5/7/19, VRDN (a)	7,500,000	7,500,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 2.2% 5/7/19, VRDN (a)	700,000	700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.48% 5/7/19, VRDN (a)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 2.2% 5/7/19, VRDN (a)	800,000	800,000
Series 1992 B, 2.2% 5/7/19, VRDN (a)	300,000	300,000
Series 1994, 2.48% 5/7/19, VRDN (a)	400,000	400,000
		2,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $816,626,000)		816,626,000

Tender Option Bond - 28.2%
California - 1.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,000,000	2,000,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,900,000	2,900,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	7,400,000	7,400,000
Dignity Health Participating VRDN:
Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	795,000	795,000
Series DBE 80 11, 2.5% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	11,900,000	11,900,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,250,000	5,250,000
		30,245,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,520,000	1,520,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	100,000	100,000
		1,620,000
Connecticut - 0.0%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,000,000	1,000,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	595,000	595,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,100,000	1,100,000
		1,695,000
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700,000	700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	3,800,000	3,800,000
		4,500,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 2.5%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Massachusetts - 26.0%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, 2.43%, tender 5/9/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	900,000	900,000
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 05 36, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	712,000	712,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, 2.3% 5/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	8,790,000	8,790,000
Series Floaters XF 06 10, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600,000	1,600,000
Series Floaters XF 26 06, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,600,000	1,600,000
Series Floaters ZF 25 68, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,100,000	3,100,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,400,000	2,400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,665,000	3,665,000
Series 2016 XF2207, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,900,000	2,900,000
Series 2016 XM0136, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	1,100,000	1,100,000
Series 2016 XM0137, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,050,000	3,050,000
Series Floaters 004, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	20,900,000	20,900,000
Series Floaters E 130, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	17,535,000	17,535,000
Series Floaters XF 26 07, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,400,000	2,400,000
Series Floaters XF 27 05, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,300,000	3,300,000
Series Floaters YX 10 74, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,360,000	6,360,000
Series Floaters ZF 06 04, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000,000	3,000,000
Series Floaters ZF 07 60, 2.35% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200,000	2,200,000
Series Floaters ZF 27 22, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,065,000	6,065,000
Series Floaters ZM 05 72, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
Series Floaters ZM 05 74, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,500,000	1,500,000
Series MS 3373, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	900,000	900,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000,000	2,000,000
Series 16 XM 03 35, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500,000	7,500,000
Series 16 XM0221, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	18,955,000	18,955,000
Series 16 ZF0377, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,375,000	4,375,000
Series Clipper 09 37, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	12,000,000	12,000,000
Series Clipper 09 67, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	57,310,000	57,310,000
Series Clipper 09 69, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	21,015,000	21,015,000
Series Floaters E 116, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	9,800,000	9,800,000
Series Floaters G4, 2.32% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	13,000,000	13,000,000
Series Floaters G9, 2.32% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,800,000	3,800,000
Series Floaters XF 05 30, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,800,000	1,800,000
Series Floaters XF 27 06, 2.3% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	10,600,000	10,600,000
Series Floaters XM 03 72, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,600,000	4,600,000
Series Floaters XM 07 10, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500,000	2,500,000
Series Floaters ZF 26 93, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,100,000	9,100,000
Series Floaters ZF 26 95, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,100,000	4,100,000
Series Floaters ZM 05 79, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,100,000	1,100,000
Series Spears DB 80 15, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	8,800,000	8,800,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 2.32% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,550,000	5,550,000
Series Floaters XF 00 47, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,500,000	1,500,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500,000	7,500,000
Series XM 03 54, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, 2.43%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,900,000	3,900,000
Participating VRDN:
Series 15 XF2203, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,460,000	4,460,000
Series 16 XM0239, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	11,250,000	11,250,000
Series 16 ZM0173, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,000,000	8,000,000
Series EGL 14 C031A, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,000,000	1,000,000
Series EGL 15 0004, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	17,900,000	17,900,000
Series EGL 15 001, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	29,900,000	29,900,000
Series EGL 15 002, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	33,285,000	33,285,000
Series EGL 15 003, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	19,000,000	19,000,000
Series Floaters XF 27 75, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,750,000	9,750,000
Series Floaters XM 04 30, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank)(a)(b)(c)	3,335,000	3,335,000
Series Floaters XX 10 08, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,300,000	6,300,000
Series Floaters YX 10 29, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,820,000	5,820,000
Series Floaters ZF 06 84, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	12,135,000	12,135,000
Series Floaters ZF 06 92, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,985,000	1,985,000
Series ROC II R 14021, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500,000	7,500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 2.48%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	6,420,000	6,420,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series Floaters XF 25 02, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,050,000	4,050,000
Series Floaters XF 27 01, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,800,000	2,800,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,000,000	1,000,000
		498,522,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.42% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	590,000	590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,300,000	1,300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	275,000	275,000
		2,365,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700,000	700,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
Participating VRDN Series DBE 8032, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	200,000	200,000
		1,500,000
Texas - 0.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	400,000	400,000
TOTAL TENDER OPTION BOND
(Cost $542,347,000)		542,347,000

Other Municipal Security - 17.9%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,485,000	1,485,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,685,000	1,685,000
		3,170,000
Massachusetts - 17.5%
Avon Gen. Oblig. BAN Series 2018, 3% 9/26/19	5,300,000	5,321,142
Billerica Gen. Oblig. BAN Series 2018:
3% 6/28/19	1,730,000	1,733,104
3% 9/27/19	1,700,000	1,705,790
Boston Wtr. & Swr. Commission Rev. Bonds Series A, 5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	1,000,000	1,000,000
Brookline Gen. Oblig. BAN Series 2019, 3% 3/27/20	2,400,000	2,428,393
Chicopee Gen. Oblig. BAN Series 2018, 3% 8/22/19	3,700,000	3,711,488
Falmouth Gen. Oblig. BAN Series 2019, 3% 2/4/20	7,900,000	7,973,571
Franklin Gen. Oblig. BAN Series 2018, 3% 5/17/19	2,000,000	2,001,007
Gloucester Gen. Oblig. BAN Series 2018 B, 3% 9/20/19	4,380,000	4,397,548
Grafton Gen. Oblig. BAN Series 2019, 2.75% 5/15/20 (g)	4,375,000	4,422,338
Hingham Gen. Oblig. BAN Series 2018, 4% 5/16/19	426	426
Lexington Gen. Oblig. BAN Series 2019, 3% 2/14/20	4,000,000	4,039,507
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 5% 7/1/19	6,300,000	6,332,079
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2010 C, 5% 7/1/19	3,100,000	3,116,284
Massachusetts Clean Wtr. Trust Bonds:
Series 2014, 5% 8/1/19	1,685,000	1,698,172
Series A, 5.25% 8/1/19	1,000,000	1,008,775
Massachusetts Dev. Fin. Agcy. Series 5, 1.68% 7/29/19, LOC TD Banknorth, NA, CP	2,332,000	2,332,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2009, 5.75% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	4,885,000	4,916,109
Series 2015 O3, SIFMA Municipal Swap Index + 0.480% 2.78%, tender 1/29/20 (a)(f)	1,400,000	1,401,321
Series V1, 5% 10/1/19 (Pre-Refunded to 10/1/19 @ 100)	2,600,000	2,634,208
Massachusetts Gen. Oblig.:
Bonds:
Series 2014, 3% 7/1/19	370,000	370,777
Series 2017 B, 2.9% 2/1/20 (a)(f)	2,400,000	2,402,531
RAN:
Series 2018 B, 4% 5/23/19	13,200,000	13,216,413
Series 2018 C, 4% 6/20/19	4,740,000	4,753,632
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,285,000	5,319,259
(Partners HealthCare Sys., Inc. Proj.) Series 2010 J1, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	3,405,000	3,423,228
Series 2008 H1:
1.6% tender 6/6/19, CP mode	8,000,000	8,000,000
1.83% tender 6/3/19, CP mode	6,600,000	6,600,000
Series 2010 J1, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	4,235,000	4,256,658
Series H1, 1.83% tender 6/5/19, CP mode	11,045,000	11,045,000
Series 2019:
1.75% 10/2/19, CP	9,600,000	9,600,000
1.75% 10/10/19, CP	26,000,000	26,000,000
1.75% 10/10/19, CP	250,000	250,000
1.77% 7/9/19, CP	14,900,000	14,900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.8% tender 5/3/19, CP mode	19,000,000	19,000,000
Massachusetts Port Auth. Rev. Series 12A:
1.67% 8/7/19, LOC TD Banknorth, NA, CP	11,200,000	11,200,000
1.75% 6/13/19, LOC TD Banknorth, NA, CP	5,800,000	5,800,000
Massachusetts Spl. Oblig. Rev. Bonds Series 2005 A, 5.5% 6/1/19	1,300,000	1,303,914
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series B1, 5% 8/1/19	9,300,000	9,371,192
Series 99:
1.86% 5/2/19, LOC State Street Bank & Trust Co., Boston, CP	17,000,000	17,000,000
1.86% 5/9/19, LOC State Street Bank & Trust Co., Boston, CP	16,500,000	16,500,000
Middleborough Gen. Oblig. BAN Series 2019, 3% 10/4/19	3,459,453	3,474,239
Millis Gen. Oblig. BAN Series 2018, 3% 11/1/19	2,442,000	2,453,702
Nantucket Gen. Oblig. BAN Series B, 3% 5/24/19	3,100,000	3,102,105
North Middlesex Reg'l. School District BAN Series 2019, 3% 2/5/20	10,700,000	10,796,693
North Reading Gen. Oblig. BAN Series 2018, 3% 6/14/19	8,118,932	8,130,461
Orleans Gen. Oblig. Anticipation Notes BAN Series 2019, 3% 2/7/20	3,871,739	3,907,583
Revere Gen. Oblig. BAN Series 2019, 2.75% 4/9/20	7,400,000	7,476,578
Salisbury Gen. Oblig. BAN Series 2018, 3% 9/13/19	2,200,000	2,208,535
Shrewsbury Gen. Oblig. BAN Series 2018, 3% 7/19/19	3,000,000	3,006,115
Somerville Gen. Oblig. BAN Series 2018, 3% 6/7/19	10,300,000	10,311,430
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19	3,600,000	3,600,000
Topsfield Gen. Oblig. BAN:
Series 2018, 3% 5/10/19	4,100,000	4,101,141
Series 2019, 2.5% 11/22/19 (g)	1,700,000	1,707,174
Town of Rowley Gen. Oblig. BAN Series 2019, 2.75% 5/8/20 (g)	2,500,000	2,524,925
Waltham Gen. Oblig. BAN:
Series 2018, 3% 6/27/19	2,278,479	2,282,497
Series 2019, 3% 6/27/19	7,400,000	7,411,990
Westborough Gen. Oblig. BAN Series 2018, 3% 5/31/19	100	100
Westfield Gen. Oblig. BAN:
Series 2018 A, 3% 6/14/19	1,895,000	1,897,511
Series 2018, 3% 10/31/19	2,800,000	2,812,929
Weston Gen. Oblig. BAN Series 2019, 3% 1/30/20	1,005,566	1,014,627
Winchester Gen. Oblig. BAN Series 2018, 2.75% 6/27/19	1,445,000	1,446,872
		336,153,073
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.55%, tender 11/26/19 (a)(f)	100,000	100,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.426%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,100,000	2,100,178
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.396%, tender 5/21/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,300,000	1,300,133
TOTAL OTHER MUNICIPAL SECURITY
(Cost $342,823,384)		342,823,384
	Shares	Value

Investment Company - 11.2%
Fidelity Tax-Free Cash Central Fund, 2.31% (h)(i)
(Cost $215,073,527)	215,055,178	215,073,527
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,916,869,911)		1,916,869,911
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,589,974
NET ASSETS - 100%		$1,920,459,885

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,700,000 or 0.9% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.1% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 2.5%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,520,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/24/19	$1,000,000
Dignity Health Participating VRDN Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$795,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	12/18/18 - 3/25/19	$400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$3,800,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 2.48%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18 - 7/26/18	$6,420,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 4/5/19	$1,300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$275,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$721,026
Total	$721,026

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 27, 2019